FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
License of FOLOTYN
Fair Value, Assets and Liabilities Measured on Recurring Basis
Impairment of intangible assets	$ 700
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Intangible Assets, Finite-lived
Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis
Non-financial assets, measured at fair value		$ 0
Non-recurring | Level 3 | License of FOLOTYN
Fair Value, Assets and Liabilities Measured on Recurring Basis
Carrying amount	$ 700
Intangible assets, fair value	$ 0